Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxing jurisdictions related to income taxes are the Unites States Federal Government and the State of Colorado. The provision for income taxes is as follows:

	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	June 30, 2012	December 31, 2011

Current tax benefit
Federal	$-	$-	$-
State	-	-	-
	-	-	-

Deferred tax benefit
Federal	2,052,267	84,537	89,142
State	184,451	12,071	12,729
Change in valuation allowance	(2,236,718)	(96,608)	(101,871)
	-	-	-
Total tax expense	$-	$-	$-

Schedule Of Significant Deferred Tax Asset [Table Text Block]
Deferred taxes are a result of differences between income tax accounting and GAAP with respect to income and expenses. The following is a summary of the components of deferred taxes recognized in the financial statements as of June 30, 2013, and 2012 and December 31, 2011:

	June 30, 2013	June 30, 2012	December 31, 2011

Deferred tax assets
Net operating loss carryforward	$562,335	$23,026	$22,120
Start-up and organizational expenses	580,219	175,453	79,751
Stock-based compensation	1,265,350	-	-
Derivative expense	60,943	-	-
Other	(26)	-	-
Total deferred tax assets	2,468,821	198,479	101,871

Valuation allowance	(2,468,821)	(198,479)	(101,871)
Net deferred taxes	$-	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate of 34% to pretax income for the following periods, due to the following:

	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	June 30, 2012	December 31, 2011

Computed "expected" tax expense (benefit)	$(2,293,815)	$(135,391)	$(130,960)
Change in income taxes from:
State taxes net of federal benefit	(184,451)	(12,168)	(11,770)
Permanent differences	241,548	50,951	40,859
Change in valuation allowance	2,236,718	96,608	101,871
	$-	$-	$-